FAIR VALUE DISCLOSURES, Part 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount	$ 9,200,000	$ 7,800,000
Capitalized mortgage loan servicing rights, valuation allowance	3,773,000	2,855,000	6,087,000
Capitalized mortgage loan servicing rights recoveries	(900,000)	3,200,000	500,000
Collateral dependent loans, carrying amount	8,200,000	10,800,000
Collateral dependent loans, valuation allowance	3,100,000	3,400,000
Additional provision for loan losses on impaired loans	2,100,000	1,500,000	2,000,000
Other real estate, carrying amount	1,900,000	5,900,000
Other real estate, valuation allowance	2,511,000	4,047,000	5,958,000	14,655,000
Other real estate, additional charge	300,000	1,600,000	1,500,000
Warrant reclassified into shareholders' equity, fair value	1,500,000
Amended Warrant [Member]
Liability [Roll Forward]
Beginning balance	0	(459,000)
Total gains (losses) realized and unrealized [Abstract]
Included in results of operations	0	(1,025,000)
Included in other comprehensive income	0	0
Purchases, issuances, settlements, maturities and calls	0	0
Reclassification to shareholders' equity	0	1,484,000
Transfers in and/or out of Level 3	0	0
Ending balance	0	0
Amended Warrant [Member] | Other Income [Member]
Total gains (losses) realized and unrealized [Abstract]
Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	0	0
Impaired Loans Commercial [Member]
Impairment charges recognized [Abstract]
Total impaired collateral value	1,100,000
Impaired Loans Commercial [Member] | Minimum [Member]
Impairment charges recognized [Abstract]
Discount rate (in hundredths)	35.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Impairment charges recognized [Abstract]
Discount rate (in hundredths)	100.00%
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	(295,000)	388,000	33,000
Total Change in Fair Values Included in Current Period Earnings	(295,000)	388,000	33,000
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	258,000	(1,477,000)	440,000
Total Change in Fair Values Included in Current Period Earnings	$ 258,000	$ (1,477,000)	$ 440,000